Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Payables
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consisted of the following:

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Other payables	11,479	1,801	27,400

	11,479	1,801	27,400